STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
18.	STOCKHOLDERS' EQUITY

A reconciliation of the changes in stockholders' equity for 2009, 2010, and 2011 is provided below:

(Dollars in millions)	Common Stock at Par Value (1) $	Paid-in Capital $	Retained Earnings (1)(2) $	Accumulated Other Comprehensive Income (Loss) (2) $	Treasury Stock at Cost $	Total Stockholders' Equity $

Balance at December 31, 2008	2	638	1,996	231	(1,314)	1,553

Net Earnings	--	--	89	--	--	89
Cash Dividends Declared (3)	--	--	(128)	--	--	(128)
Other Comprehensive Loss	--	--	--	(3)	--	(3)
Share-based Compensation Costs (4)	--	19	--	--	--	19
Stock Option Exercises	--	7	--	--	--	7
Other (5)	--	(3)	--	--	--	(3)
Stock Repurchases	--	--	--	--	(21)	(21)
Balance at December 31, 2009	2	661	1,957	228	(1,335)	1,513

Net Earnings	--	--	425	--	--	425
Cash Dividends Declared (3)	--	--	(129)	--	--	(129)
Other Comprehensive Loss	--	--	--	(34)	--	(34)
Share-based Compensation Costs (4)	--	24	--	--	--	24
Stock Option Exercises	--	102	--	--	--	102
Other (5)	--	6	--	--	--	6
Stock Repurchases	--	--	--	--	(280)	(280)
Balance at December 31, 2010	2	793	2,253	194	(1,615)	1,627

Net Earnings	--	--	646	--	--	646
Cash Dividends Declared (3)	--	--	(139)	--	--	(139)
Other Comprehensive Loss	--	--	--	(56)	--	(56)
Share-based Compensation Costs (4)	--	39	--	--	--	39
Stock Option Exercises	--	59	--	--	--	59
Other (5)	--	9	--	--	1	10
Stock Repurchases	--	--	--	--	(316)	(316)
Balance at December 31, 2011	2	900	2,760	138	(1,930)	1,870

(1)	Common Stock at Par Value and Retained Earnings have been adjusted for the two-for-one stock split on October 3, 2011.
(2)
Retained Earnings and Accumulated Other Comprehensive Income (Loss) have been adjusted for the change in accounting methodology for pension and OPEB plans.  For additional information, see Note 2, "Accounting Methodology Change for Pension and Other Postretirement Benefit Plans".

(3)	Includes cash dividends paid and dividends declared, but unpaid.
(4)	Includes the fair value of equity share-based awards recognized for share-based compensation.
(5)
Includes tax benefits/charges relating to the difference between the amounts deductible for federal income taxes over the amounts charged to income for book value purposes have been adjusted to paid-in capital and other items.

The Company is authorized to issue 400 million shares of all classes of stock, of which 50 million may be preferred stock, par value $0.01 per share, and 350 million may be common stock, par value $0.01 per share.  The Company declared dividends per share of $0.990 in 2011, $0.895 in 2010, and $0.880 in 2009.

On August 5, 2011, the Company's Board of Directors declared a two-for-one split of the Company's common stock.  The stock split was in the form of a 100 percent stock dividend and was distributed on October 3, 2011 to stockholders of record as of September 15, 2011.  Stockholders were issued one additional share for each share owned.  Treasury shares were treated as shares outstanding in the stock split.  All shares and per share amounts in this Current Report have been adjusted for all periods presented for the stock split.
The Company established a benefit security trust in 1997 to provide a degree of financial security for unfunded obligations under certain unfunded plans and contributed to the trust a warrant to purchase up to 6 million shares of common stock of the Company for par value.  The warrant, which remains outstanding, is exercisable by the trustee if the Company does not meet certain funding obligations, which obligations would be triggered by certain occurrences, including a change in control or potential change in control, as defined, or failure by the Company to meet its payment obligations under certain covered unfunded plans.  Such warrant is excluded from the computation of diluted earnings per share because the conditions upon which the warrant becomes exercisable have not been met.

The additions to paid-in capital for 2011, 2010, and 2009 are primarily the result of employee stock option exercises and compensation expense of equity awards.

In October 2007, the Company's Board of Directors authorized $700 million for repurchase of the Company's outstanding common stock.  The Company completed all repurchases under the $700 million repurchase authorization in November 2010, acquiring a total of 22.4 million shares.  In August 2010, the Company's Board of Directors authorized $300 million for repurchase of the Company's outstanding common stock.  The Company completed all repurchases under the $300 million repurchase authorization in June 2011, acquiring a total of 7.1 million shares.  In February 2011, the Company's Board of Directors authorized an additional repurchase of up to $300 million of the Company's outstanding common stock at such times, in such amounts, and on such terms, as determined to be in the best interests of the Company.  As of December 31, 2011, a total of 4,757,639 shares have been repurchased under this authorization for a total of approximately $202 million.  During 2011, the Company repurchased 7,258,031 shares of common stock for approximately $316 million under the current and a previous stock repurchase authorization.

The Company's charitable foundation held 88,456 shares of the Company's common stock at December 31, 2011, 152,796 shares at December 31, 2010 and 165,348 shares at December 31, 2009 which are reflected in treasury stock.

For 2011, 2010, and 2009, the weighted average number of common shares outstanding used to compute basic earnings per share was 139.7 million, 144.2 million, and 145.0 million, respectively, and for diluted earnings per share was 143.1 million, 147.8 million, and 146.8 million, respectively, reflecting the effect of dilutive share-based equity awards outstanding.  Stock options excluded from the 2011, 2010, and 2009 calculation of diluted earnings per share were 408,850; 486,300; and 6,996,978, respectively, because the total market value of option exercises for these awards was less than the total cash proceeds that would be received from these exercises.

	For years ended December 31,
Shares of common stock issued (1)	2011	2010	2009

Balance at beginning of year	193,688,890	189,550,128	188,991,720
Issued for employee compensation and benefit plans	2,766,241	4,138,762	558,408
Balance at end of year	196,455,131	193,688,890	189,550,128

(1) Includes shares held in treasury.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX

(Dollars in millions)	Cumulative Translation Adjustment $	Benefit Plans Unrecognized Prior Service Credits $	Unrealized Gains (Losses) on Cash Flow Hedges $	Unrealized Losses on Investments $	Accumulated Other Comprehensive Income (Loss) $
Balance at December 31, 2009	77	125	27	(1)	228
Period change	2	(26)	(10)	--	(34)
Balance at December 31, 2010	79	99	17	(1)	194
Period change	(15)	(21)	(20)	--	(56)
Balance at December 31, 2011	64	78	(3)	(1)	138

Amounts of other comprehensive income (loss) are presented net of applicable taxes.  The Company records deferred income taxes on the cumulative translation adjustment related to branch operations and other entities included in the Company's consolidated U.S. tax return.  No deferred income taxes are provided on the cumulative translation adjustment of subsidiaries outside the United States, as such cumulative translation adjustment is considered to be a component of permanently invested, unremitted earnings of these foreign subsidiaries.